17. Loans and financing (Details 6) - 12 months ended Dec. 31, 2020 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)	BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | R$			R$ 1,837,904
USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 363,321
Loan facility [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	March 20, 2020	March 20, 2020
Principal amount | R$			R$ 60,847
Cost | R$		R$ 898
Interest rate (p.a.)	Libor 1M + 3.33%	Libor 1M + 3.33%
Maturity Date	March 20, 2028	March 20, 2028
Loan facility [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 12,000
Cost | $	$ 177